Related Party Transactions (Details) - USD ($)				1 Months Ended						12 Months Ended
	Jun. 01, 2020	May 14, 2020	Apr. 02, 2019	Feb. 25, 2021	Feb. 23, 2021	Nov. 30, 2020	Oct. 28, 2020	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 02, 2021	Feb. 12, 2021	Jun. 30, 2020	May 22, 2020	Apr. 11, 2019
Related Party Transactions (Details) [Line Items]
Due from related party										$ 986,000	$ 5,832,000
Management fee earned											13,000
Interest expense										65,249,000	50,205,000	$ 33,393,000
Loans receivable with a carrying value																$ 3,275
Transfer Agreement, description			the Company entered into a Transfer Agreement (the “Transfer Agreement”) with GACP II, a fund managed by GACP, and John Ahn, who is the brother of Phil Ahn, the Company’s Chief Financial Officer and Chief Operating Officer. The Transfer Agreement provides for among other things, the transfer to Mr. J. Ahn of 55.56% of the Company’s limited partnership interest in GACP II (the “Transferred Interest”), which represents a capital commitment in the aggregate amount of $5,000. In connection with the Transfer Agreement, the Company provided Mr. J. Ahn with a non-recourse, secured line of credit in an aggregate amount of up to $5,003 pursuant to the terms of a Secured Line of Credit Promissory Note (the “Note”) dated April 1, 2019, to fund the purchase price of the Transferred Interest. We also entered into a Security Agreement with Mr. J. Ahn on April 1, 2019, which granted to the Company a security interest in the Transferred Interest to secure Mr. J. Ahn’s obligations under the Note. The Note is subject to an interest rate per annum of 7.00%. As of December 31, 2019, the principal and accrued interest on the Note were $3,798 and $48, respectively. In June 2020, the Company entered into an investment advisory services agreement with Whitehawk Capital Partners, L.P., a limited partnership controlled by Mr. J. Ahn, (“Whitehawk”). Whitehawk has agreed to provide investment advisory services for GACP I and GACP II. In accordance with the terms of the Note, Mr. Ahn surrendered the Transferred Interest to the Company in exchange for the cancellation of the Note.
Interest payments received										121,000
Investment advisory services										$ 1,214,000
Merger agreement description										In order to help meet the condition under the Merger Agreement that BRPM II maintain a certain level of cash available upon the closing (before taking into account certain transaction expenses), the Company entered into an Equity Commitment Letter with BRPM II and B. Riley Principal Sponsor Co. II, LLC, pursuant to which the Company committed to provide up to $40,000 in equity financing at closing, less the number of shares of BRPM II’s common stock already issued pursuant to subscription agreements entered into with investors prior to the closing Pursuant to the Merger Agreement and the subscription agreement in connection with the Acquisition, the equity commitment was reduced from $40,000 to $21,670 which was funded by the Company upon the closing of the Acquisition in November 2020.
Underwriting and financial advisory fees										$ 2,486
Services fees										750,000
Loans receivable fair value											43,338,000
Debt issue discount										9,557,000	8,875,000
Conversion on notes receivable							$ 3,367,000
Notes receivable shares (in Shares)							3,367
Minority equity interest										26,374,000	29,591,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Initial public offering, description					The Company has also agreed to loan BRPM 150 up to $300 for operating expenses. The loan is interest free and there were no amounts outstanding at December 31, 2020. Subsequent to December 31, 2020, the Company loaned BRPM 150 $40 which was repaid in full on March 1, 2021 using proceeds from the BRPM 150 initial public offering.
Franchise Group [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Loans receivable with a carrying value					$ 3,000,000
Sonim [Member]
Related Party Transactions (Details) [Line Items]
Loan amount															$ 6,170,000
Maven [Member]
Related Party Transactions (Details) [Line Items]
Principal amount due on loan											49,921,000
financial advisory fees						$ 441
Alta Equipment Group, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Underwriting and financial advisory fees										828
Dash Medical Holdings, LLC [Member]
Related Party Transactions (Details) [Line Items]
Minority equity interest													$ 2,400
Working capital promissory note													3,000
Lingo [Member]
Related Party Transactions (Details) [Line Items]
Loans receivable with a carrying value													$ 55,066,000
Financial interest													16.00%
Term loan													$ 17,500,000
National Holdings [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Remaining percentage of nature of common ownership				55.00%
Outstanding share based awards				$ 35,442
GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Due from related party										9,000	145,000
GACP II, L.P [Member]
Related Party Transactions (Details) [Line Items]
Due from related party										544,000	12,000
CA Global Partners, LLC [Member]
Related Party Transactions (Details) [Line Items]
Due from related party										$ 433,000
President [Member]
Related Party Transactions (Details) [Line Items]
Due from related party																	$ 3,846,000
Babcock and Wilcox [Member]
Related Party Transactions (Details) [Line Items]
Warrants granted (in Shares)								1,666,667		1,800,000
Loans receivable with a carrying value											109,147,000
Loans receivable amount										$ 176,191,000
Additional loan amount									$ 30,000,000
Related party transaction, description		the Company provided B&W with another $30,000 of last-out term loans pursuant to a further amendment to B&W’s credit agreement which also included future commitments for the Company to loan B&W $40,000 at various dates starting in November 2020 and a limited guaranty by the Company of B&W’s obligations under the amended credit facility, (the “Amendment Transactions”). In November 2020, an additional $10,000 was funded under the May 14, 2020 Amendment. Interest is payable quarterly at the fixed rate of 12.0% per annum in common stock of B&W at $2.28 per common share through December 31, 2020 and in cash thereafter. All of these loans were made to B&W as part of various amendments to B&W’s existing credit agreement with other lenders not related to the Company.
Exercise Price (in Dollars per share)								$ 0.01
Babcock and Wilcox [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Financial interest														8.125%
Principal amount due on loan														$ 35,000,000
GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Subsidiaries amount value							$ 2,698,000			14,816,000
Interest expense										1,710,000
Notes receivable shares (in Shares)							38,376,090
Maven [Member]
Related Party Transactions (Details) [Line Items]
Due from related party											9,603,000
Loans receivable with a carrying value										568,000	47,933,000
Loan receivable										$ 56,552,000
Loans receivable fair value											21,150,000
Debt issue discount											1,988,000
Description of loan payables										Interest on these loans is payable at 12.0% to 15.0% per annum with maturity dates through June 2022.
Sonim [Member]
Related Party Transactions (Details) [Line Items]
Loans receivable with a carrying value											3,798,000
Principal amount due on loan															$ 4,000,000
Tranche A Term Loans [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Principal amount due on loan														$ 35,000,000
Franchise Group [Member]
Related Party Transactions (Details) [Line Items]
Loans receivable with a carrying value											4,951,000
Financial interest										13.70%
Bebe [Member]
Related Party Transactions (Details) [Line Items]
Loans receivable with a carrying value													$ 8,000,000
Financial interest													16.00%
National Holdings [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Nature of common ownership percentage				45.00%
Executive Officer's and Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Financial interest										49.60%
Principal amount due on loan										$ 4,697,000
Co-Chief Executive Officer [Member] | GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Financial interest										39.20%
Underwriting and financial advisory fees										$ 7,160,000
Underwriting fees	$ 31,000
B. Riley Partners Opportunity Fund's Loan Participations [Member] | GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Outstanding loan										$ 14,816,000	$ 12,478,000
B. Riley Partners Opportunity Fund's Loan Participations [Member] | Minimum [Member] | GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Financial interest													40.00%
B. Riley Partners Opportunity Fund's Loan Participations [Member] | Maximum [Member] | GACP I, L.P [Member]
Related Party Transactions (Details) [Line Items]
Financial interest													80.00%